[WM VARIABLE TRUST LOGO]


                              WM VARIABLE TRUST

                              - STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                             Common sense. Uncommon solutions.



                                    [IMAGES]



                              SEMI-ANNUAL REPORT
                              for the period ended
                              June 30, 2002

WM Strategic Asset Management Portfolios


strategic growth portfolio

conservative growth portfolio

balanced portfolio

conservative balanced portfolio

flexible income portfolio


Table of Contents


Message From The President .................................     1
Statements Of Assets And Liabilities .......................     2
Statements Of Operations ...................................     3
Statements Of Changes In Net Assets ........................     4
Statements Of Changes In Net Assets -
Capital Stock Activity .....................................     5
Financial Highlights .......................................     6
Portfolio Of Investments ...................................    10
Notes to Financial Statements (unaudited) ..................    13

[PHOTO]

Dear Investor,

I want to acknowledge and thank all of our contract owners for their continued investment commitment, and extend a special thanks to the many new contract owners who have invested with the WM Variable Trust Funds during this difficult period of market volatility and economic uncertainty. We firmly believe that our disciplined, balanced investment focus will help weather the current market storm, as well as reward our investors who remain committed to their long-term investment plans.

The past six months have been characterized by continued market instability as we slowly transition out of global recession and rebuild confidence lost as a result of the recession, accounting practice irregularities, and the events of September 11th. Economies around the world continue to show strong signs of recovery, but equity markets remain volatile in anticipation of a rebound in real corporate earnings. Although economic improvement is important for financial markets, corporate earnings are the fundamental drivers of long-term stock market performance. However, we are confident that profits will eventually return, and companies and investors will be rewarded for their patience.

One reason for the continued growth and success of the WM Variable Trust Funds during this challenging period has been our long-term, conservative approach and strict focus on asset allocation. These strategies work together to foster strong relative results and limit the amount of risk that investors face. It is this time-tested philosophy that has enabled us to persevere in the face of recent market volatility. This difficult period has served to highlight the power of both diversification and a focused asset allocation plan. With the strong ebbs and flows of market segments in recent years, especially in technology-related sectors, a well-diversified investment strategy has worked advantageously to limit day-to-day fluctuations. Our unique overall investment approach also incorporates a value bias that favors good businesses at reasonable prices. In addition, we employ outside management firms to oversee complementary asset classes that provide balance to our overall product line.

We also place significant value in your relationship with your Investment Representative. Your Representative's expertise will help identify the products that can better achieve your long-term financial goals. We suggest that you meet with your Investment Representative frequently to discuss evolving investment strategies that incorporate the solid foundation provided by diversification and asset allocation.

During the past six months, some things at the WM Group of Funds have changed but much remains the same - particularly our investment discipline and ongoing commitment to improve your investment experience. We have made significant enhancements to our existing product line and services, and have added several new products to deliver increased investment choice and flexibility. The WM Variable Trust Growth Fund now boasts the management talent of three top investment firms - Columbia Management, Janus Capital Management, and OppenheimerFunds - which were integrated into our day-to-day operations over the past six months. We also broadened the scope of our WM Variable Trust Growth Fund of the Northwest to capitalize on the growth potential of California-based companies and renamed it the WM Variable Trust West Coast Equity Fund. The WM Group of Funds also introduced several new investment vehicles during the period, including the Diversified Strategies (III) Variable Annuity, an Education Savings Account, and a 403(b) Retirement Savings Account.

Once again, thank you for your support and confidence in the WM Variable Trust Funds. We will continue to maintain our strong commitment to a common sense investment approach that delivers uncommon solutions to investors.

Sincerely,

/s/ [WILLIAM G. PAPESH]

William G. Papesh
President

STATEMENTS OF ASSETS AND LIABILITIES

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

JUNE 30, 2002 (UNAUDITED)


                                             STRATEGIC       CONSERVATIVE                        CONSERVATIVE       FLEXIBLE
                                              GROWTH            GROWTH            BALANCED         BALANCED          INCOME
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                           -------------     -------------     -------------     ------------     -------------
ASSETS:

Investments, at value
     (See portfolio of investments) (a)    $  90,718,913     $ 289,641,401     $ 368,567,075     $ 18,658,822     $ 104,430,941
Cash ..................................              677               188           286,301              964               439
Interest receivable ...................               50                70                58               24               136
Receivable for Portfolio shares sold ..          302,329           420,170           450,145           53,035           332,776
Prepaid expenses ......................              264               970             1,057               39               187
                                           -------------     -------------     -------------     ------------     -------------
     Total Assets .....................       91,022,233       290,062,799       369,304,636       18,712,884       104,764,479
                                           =============     =============     =============     ============     =============

LIABILITIES:

Payable for Portfolio shares redeemed .            2,832           430,820           285,016            4,312            34,968
Investment advisory fee payable .......            7,602            24,173            30,505              295             8,502
Administration fee payable ............           11,404            36,260            45,758            2,254            12,753
Distribution fees payable .............              258             1,685             3,316              239               609
Accrued legal and audit fees ..........           11,750            12,544            12,300           11,374            11,517
Accrued printing and postage expenses .           12,975            36,453            44,684            3,118            13,024
Accrued expenses and other payables ...              877             1,651             1,232              707               626
                                           -------------     -------------     -------------     ------------     -------------
     Total Liabilities ................           47,698           543,586           422,811           22,299            81,999
                                           -------------     -------------     -------------     ------------     -------------
NET ASSETS ............................    $  90,974,535     $ 289,519,213     $ 368,881,825     $ 18,690,585     $ 104,682,480
                                           =============     =============     =============     ============     =============
(a) Investments, at cost ..............    $ 118,839,645     $ 356,202,174     $ 410,394,368     $ 19,677,487     $ 106,172,174
                                           =============     =============     =============     ============     =============

NET ASSETS CONSIST OF:

Undistributed net investment income ...    $     777,559     $   4,380,522     $   8,405,748     $    536,984     $   3,502,632
Accumulated net realized loss on
     investment transactions ..........         (436,396)       (3,533,422)       (5,185,060)         (99,565)         (173,031)
Net unrealized depreciation
     of investments ...................      (28,120,732)      (66,560,773)      (41,827,293)      (1,018,665)       (1,741,233)
Paid-in capital .......................      118,754,104       355,232,886       407,488,430       19,271,831       103,094,112
                                           -------------     -------------     -------------     ------------     -------------
     Total Net Assets .................    $  90,974,535     $ 289,519,213     $ 368,881,825     $ 18,690,585     $ 104,682,480
                                           =============     =============     =============     ============     =============
NET ASSETS:

Class 1 Shares ........................    $  89,600,290     $ 280,117,767     $ 350,987,147     $ 17,471,378     $ 101,309,010
                                           =============     =============     =============     ============     =============
Class 2 Shares ........................    $   1,374,245     $   9,401,446     $  17,894,678     $  1,219,207     $   3,373,470
                                           =============     =============     =============     ============     =============
SHARES OUTSTANDING:

Class 1 Shares ........................        6,465,450        21,558,342        27,441,431        1,800,543         8,382,208
                                           =============     =============     =============     ============     =============
Class 2 Shares ........................           99,273           724,389         1,400,676          125,791           279,414
                                           =============     =============     =============     ============     =============
CLASS 1 SHARES:

Net asset value, offering
     and redemption price per share
     of beneficial interest
     outstanding ......................    $       13.86     $       12.99     $       12.79     $       9.70     $       12.09
                                           =============     =============     =============     ============     =============

CLASS 2 SHARES:

Net asset value, offering
     and redemption price per share
     of beneficial interest
     outstanding ......................    $       13.84     $       12.98     $       12.78     $       9.69     $       12.07
                                           =============     =============     =============     ============     =============


                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                  STRATEGIC      CONSERVATIVE                      CONSERVATIVE     FLEXIBLE
                                                   GROWTH           GROWTH         BALANCED         BALANCED         INCOME
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ------------     ------------     ------------     ------------    -----------
INVESTMENT INCOME:
Dividends ..................................    $    924,960     $  4,839,010     $  8,946,092     $   561,320     $ 3,649,509
Interest ...................................           4,686            5,118            7,119           2,606           6,467
                                                ------------     ------------     ------------     -----------     -----------
     Total investment income ...............         929,646        4,844,128        8,953,211         563,926       3,655,976
                                                ------------     ------------     ------------     -----------     -----------

EXPENSES:
Investment advisory fee ....................          60,009          151,584          182,303           8,152          48,590
Administration fee .........................          58,990          227,376          273,454          12,228          72,885
Custodian fees .............................           1,365            1,700            1,484           1,399           1,475
Legal and audit fees .......................          10,443           12,812           13,047           9,502          10,372
Amortization of organization costs .........           3,409            3,409            3,409              --             926
Printing and postage expenses ..............          10,209           28,557           36,136           2,350          10,432
Other ......................................           3,640           11,133           12,644             813           6,416
Class 2 Shares distribution fees ...........           1,085            6,003           11,226             890           1,640
                                                ------------     ------------     ------------     -----------     -----------
     Total expenses ........................         149,150          442,574          533,703          35,334         152,736
Fees waived and expenses reimbursed by the
     investment advisor ....................              --               --               --         (10,025)             --
Fees reduced by custodian credits ..........              (2)              (2)             (76)             (3)             (3)
                                                ------------     ------------     ------------     -----------     -----------
     Net expenses ..........................         149,148          442,572          533,627          25,306         152,733
                                                ------------     ------------     ------------     -----------     -----------
NET INVESTMENT INCOME ......................         780,498        4,401,556        8,419,584         538,620       3,503,243
                                                ------------     ------------     ------------     -----------     -----------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS:

Net realized loss on investment transactions        (258,484)      (2,616,540)      (1,930,606)        (57,538)       (268,713)
Capital gain distributions received ........         855,980        1,991,426        1,732,750          44,955         172,069
Net change in unrealized
     appreciation/(depreciation)
     of investments ........................     (13,889,890)     (34,808,265)     (31,252,005)       (989,587)     (3,990,797)
                                                ------------     ------------     ------------     -----------     -----------
Net realized and unrealized loss on
  investments ..............................     (13,292,394)     (35,433,379)     (31,449,861)     (1,002,170)     (4,087,441)
                                                ------------     ------------     ------------     -----------     -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ................    $(12,511,896)    $(31,031,823)    $(23,030,277)    $  (463,550)    $  (584,198)
                                                ============     ============     ============     ===========     ===========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                             STRATEGIC      CONSERVATIVE                        CONSERVATIVE       FLEXIBLE
                                              GROWTH           GROWTH            BALANCED         BALANCED          INCOME
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                           ------------     -------------     -------------     ------------     -------------
Net investment income .................    $    780,498     $   4,401,556     $   8,419,584     $    538,620     $   3,503,243
Net realized loss on investment .......        (258,484)       (2,616,540)       (1,930,606)         (57,538)         (268,713)
transactions
Capital gain distributions received ...         855,980         1,991,426         1,732,750           44,955           172,069
Net change in unrealized
     appreciation/(depreciation)
     of investments ...................     (13,889,890)      (34,808,265)      (31,252,005)        (989,587)       (3,990,797)
                                           ------------     -------------     -------------     ------------     -------------

Net decrease in net assets
     resulting from operations ........     (12,511,896)      (31,031,823)      (23,030,277)        (463,550)         (584,198)
Distributions to shareholders from:
     Net investment income:
          Class 1 Shares ..............      (3,353,147)       (8,646,041)       (7,468,015)        (123,220)         (656,784)
          Class 2 Shares ..............         (49,857)         (266,679)         (365,608)          (8,406)          (20,517)
     Net realized gains on investments:
          Class 1 Shares ..............        (260,800)         (440,696)               --          (25,001)               --
          Class 2 Shares ..............          (3,885)          (13,593)               --           (1,731)               --
Net increase in net assets from
     Portfolio share transactions:
          Class 1 Shares ..............       8,179,487         9,991,111        26,589,771        3,835,343        11,658,019
          Class 2 Shares ..............       1,255,013         9,192,126        17,621,629        1,051,181         3,244,680
                                           ------------     -------------     -------------     ------------     -------------
Net increase/(decrease) in net assets .      (6,745,085)      (21,215,595)       13,347,500        4,264,616        13,641,200

NET ASSETS:

Beginning of period ...................      97,719,620       310,734,808       355,534,325       14,425,969        91,041,280
                                           ------------     -------------     -------------     ------------     -------------
End of period .........................    $ 90,974,535     $ 289,519,213     $ 368,881,825     $ 18,690,585     $ 104,682,480
                                           ============     =============     =============     ============     =============
Undistributed net investment income
     at end of period .................    $    777,559     $   4,380,522     $   8,405,748     $    536,984     $   3,502,632
                                           ============     =============     =============     ============     =============
FOR THE YEAR ENDED DECEMBER 31, 2001

Net investment income .................    $    942,465     $   3,438,701     $   4,089,246     $    153,287     $     805,996
Net realized loss on investment .......      (3,476,475)       (9,490,231)       (9,308,488)         (32,744)         (293,114)
transactions

Capital gain distributions received ...       5,339,448        12,594,497         8,463,969          182,489           380,827
Net change in unrealized depreciation
     of investments ...................      (9,912,162)      (18,618,468)       (3,357,683)          44,522         2,277,543
                                           ------------     -------------     -------------     ------------     -------------
Net increase/(decrease) in net
assets resulting from operations ......      (7,106,724)      (12,075,501)         (112,956)         347,554         3,171,252

Distributions to shareholders from:
     Net investment income:
          Class 1 Shares ..............      (3,223,976)      (11,915,056)       (5,764,997)         (99,201)         (535,308)
     Net realized gains on investments:
          Class 1 Shares ..............      (2,741,181)       (8,457,161)       (8,494,227)              --          (370,328)
Net increase in net assets from
     Portfolio share transactions:
          Class 1 Shares ..............      12,043,331        48,620,199        63,066,550        5,236,554        48,546,631
          Class 2 Shares ..............         317,161         1,119,994         1,440,572          204,681           180,493
                                           ------------     -------------     -------------     ------------     -------------
Net increase/(decrease) in net assets .        (711,389)       17,292,475        50,134,942        5,689,588        50,992,740

NET ASSETS:

Beginning of year .....................      98,431,009       293,442,333       305,399,383        8,736,381        40,048,540
                                           ------------     -------------     -------------     ------------     -------------
End of year ...........................    $ 97,719,620     $ 310,734,808     $ 355,534,325     $ 14,425,969     $  91,041,280
                                           ============     =============     =============     ============     =============
Undistributed net investment
     income at end of year ............    $  3,400,065     $   8,891,686     $   7,819,787     $    129,990     $     676,690
                                           ============     =============     =============     ============     =============


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS


                              STRATEGIC GROWTH PORTFOLIO      CONSERVATIVE GROWTH PORTFOLIO          BALANCED PORTFOLIO
                            -----------------------------     -----------------------------     -----------------------------
                             SIX MONTHS                         SIX MONTHS                       SIX MONTHS
                               ENDED                              ENDED                            ENDED
                              06/30/02        YEAR ENDED         06/30/02       YEAR ENDED        06/30/02        YEAR ENDED
                            (UNAUDITED)        12/31/01        (UNAUDITED)       12/31/01       (UNAUDITED)        12/31/01
                            ------------     ------------     ------------     ------------     ------------     ------------
AMOUNT

 CLASS 1

  Sold .................    $ 10,698,392     $ 17,116,018     $ 22,027,527     $ 64,742,180     $ 39,161,784     $ 81,699,554
  Issued as reinvestment
     of dividends ......       3,613,947        5,965,157        9,086,737       20,372,217        7,468,015       14,259,224
  Redeemed .............      (6,132,852)     (11,037,844)     (21,123,153)     (36,494,198)     (20,040,028)     (32,892,228)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net increase .........    $  8,179,487     $ 12,043,331     $  9,991,111     $ 48,620,199     $ 26,589,771     $ 63,066,550
                            ============     ============     ============     ============     ============     ============

 CLASS 2

  Sold .................    $  1,301,406     $    317,313     $  8,938,585     $  1,120,854     $ 17,749,993     $  1,492,226
  Issued as reinvestment
     of dividends ......          53,742               --          280,272               --          365,608               --
  Redeemed .............        (100,135)            (152)         (26,731)            (860)        (493,972)         (51,654)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net increase .........    $  1,255,013     $    317,161     $  9,192,126     $  1,119,994     $ 17,621,629     $  1,440,572
                            ============     ============     ============     ============     ============     ============

SHARES

 CLASS 1

  Sold .................         685,802          960,960        1,542,767        4,091,472        2,877,349        5,760,534
  Issued as reinvestment
     of dividends ......         259,064          343,813          694,705        1,328,045          580,717        1,020,429
  Redeemed .............        (400,332)        (672,745)      (1,502,259)      (2,429,401)      (1,479,231)      (2,377,165)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net increase .........         544,534          632,028          735,213        2,990,116        1,978,835        4,403,798
                            ============     ============     ============     ============     ============     ============

 CLASS 2

  Sold .................          82,205           19,400          629,021           75,842        1,303,737          108,143
  Issued as reinvestment
     of dividends ......           3,858               --           21,443               --           28,452               --
  Redeemed .............          (6,181)              (9)          (1,859)             (58)         (35,948)          (3,708)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net increase .........          79,882           19,391          648,605           75,784        1,296,241          104,435
                            ============     ============     ============     ============     ============     ============


                                                   CONSERVATIVE
                                                 BALANCED PORTFOLIO          FLEXIBLE INCOME PORTFOLIO
                                            ---------------------------     -----------------------------
                                             SIX MONTHS                      SIX MONTHS
                                               ENDED                           ENDED
                                             06/30/02       YEAR ENDED        06/30/02        YEAR ENDED
                                            (UNAUDITED)      12/31/01        (UNAUDITED)       12/31/01
                                            -----------     -----------     ------------     ------------
AMOUNT

 CLASS 1

  Sold .................................    $ 4,782,713     $ 7,519,199     $ 17,276,629     $ 55,027,442
  Issued as reinvestment of dividends ..        148,221          99,201          656,784          905,636
  Redeemed .............................     (1,095,591)     (2,381,846)      (6,275,394)      (7,386,447)
                                            -----------     -----------     ------------     ------------
  Net increase .........................    $ 3,835,343     $ 5,236,554     $ 11,658,019     $ 48,546,631
                                            ===========     ===========     ============     ============

 CLASS 2

  Sold .................................    $ 1,051,369     $   246,256     $  3,264,392     $    180,855
  Issued as reinvestment of dividends ..         10,137              --           20,517               --
  Redeemed .............................        (10,325)        (41,575)         (40,229)            (362)
                                            -----------     -----------     ------------     ------------
  Net increase .........................    $ 1,051,181     $   204,681     $  3,244,680     $    180,493
                                            ===========     ===========     ============     ============

SHARES

 CLASS 1

  Sold .................................        479,394         763,683        1,409,319        4,603,017
  Issued as reinvestment of dividends ..         15,186          10,312           54,012           76,380
  Redeemed .............................       (109,915)       (241,009)        (510,911)        (615,590)
                                            -----------     -----------     ------------     ------------
  Net increase .........................        384,665         532,986          952,420        4,063,807
                                            ===========     ===========     ============     ============

 CLASS 2

  Sold .................................        105,341          24,581          266,164           14,888
  Issued as reinvestment of dividends ..          1,040              --            1,689               --
  Redeemed .............................         (1,030)         (4,141)          (3,297)             (30)
                                            -----------     -----------     ------------     ------------
  Net increase .........................        105,351          20,440          264,556           14,858
                                            ===========     ===========     ============     ============


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                               INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                          ------------------------------------------  --------------------------------------------
              NET ASSET                    NET REALIZED                               DISTRIBUTIONS
               VALUE,                     AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM     FROM
            BEGINNING OF  NET INVESTMENT  GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED      TOTAL      NET ASSET VALUE,
               PERIOD         INCOME       INVESTMENTS    OPERATIONS     INCOME(1)    CAPITAL GAINS  DISTRIBUTIONS   END OF PERIOD
            ------------  --------------  --------------  ----------  --------------  -------------  -------------  ----------------
STRATEGIC
 GROWTH
 PORTFOLIO

CLASS 1

06/30/02      $ 16.45      $  0.13(7)      $ (2.14)         $ (2.01)     $ (0.54)       $ (0.04)        $ (0.58)        $ 13.86
(unaudited)
12/31/01        18.61         0.16(7)        (1.27)           (1.11)       (0.57)         (0.48)          (1.05)          16.45
12/31/00        19.59         0.13(7)        (0.84)           (0.71)       (0.11)         (0.16)          (0.27)          18.61
12/31/99        13.46         0.05(7)         6.35             6.40        (0.16)         (0.11)          (0.27)          19.59
12/31/98        10.70         0.17(7)         2.63             2.80        (0.03)         (0.01)          (0.04)          13.46
12/31/97(5)     10.00         0.10            0.60(8)          0.70           --             --              --           10.70

CLASS 2
06/30/02        16.45         0.11(7)        (2.14)           (2.03)       (0.54)         (0.04)          (0.58)          13.84
(unaudited)
12/31/01(6)     15.54         0.01(7)         0.90(8)          0.91           --             --              --           16.45

CONSERVATIVE
 GROWTH
 PORTFOLIO

CLASS 1

06/30/02      $ 14.87      $  0.21(7)      $ (1.66)         $ (1.45)     $ (0.41)       $ (0.02)        $ (0.43)        $ 12.99
(unaudited)
12/31/01        16.46         0.17(7)        (0.72)           (0.55)       (0.61)         (0.43)          (1.04)          14.87
12/31/00        17.10         0.27(7)        (0.69)           (0.42)       (0.07)         (0.15)          (0.22)          16.46
12/31/99        12.54         0.12(7)         4.76             4.88        (0.16)         (0.16)          (0.32)          17.10
12/31/98        10.49         0.20(7)         1.89             2.09        (0.03)         (0.01)          (0.04)          12.54
12/31/97(5)     10.00         0.07            0.42(8)          0.49           --             --              --           10.49

CLASS 2

06/30/02        14.87         0.18(7)        (1.64)           (1.46)       (0.41)         (0.02)          (0.43)          12.98
(unaudited)
12/31/01(6)     14.24         0.01(7)         0.62(8)          0.63           --             --              --           14.87

BALANCED
 PORTFOLIO

CLASS 1

06/30/02      $ 13.91      $  0.31(7)      $ (1.15)         $ (0.84)     $ (0.28)       $    --         $ (0.28)        $ 12.79
(unaudited)
12/31/01        14.50         0.17(7)        (0.15)            0.02        (0.25)         (0.36)          (0.61)          13.91
12/31/00        14.92         0.41(7)        (0.32)            0.09        (0.43)         (0.08)          (0.51)          14.50
12/31/99        12.20         0.34(7)         2.95             3.29        (0.48)         (0.09)          (0.57)          14.92
12/31/98        10.47         0.31(7)         1.49             1.80        (0.07)            --           (0.07)          12.20
12/31/97(5)     10.00         0.13            0.34(8)          0.47           --             --              --           10.47

CLASS 2

06/30/02        13.91         0.29(7)        (1.14)           (0.85)       (0.28)            --           (0.28)          12.78
(unaudited)
12/31/01(6)     13.52         0.02(7)         0.37(8)          0.39           --             --              --           13.91


                       See Notes to Financial Statements.

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                  ------------------------------------------------------------------------------------------------------------------
                                                                                                               RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS, EXPENSES
                                                                                                              REIMBURSED AND/OR FEES
                    NET ASSETS,            RATIO OF                RATIO OF NET                                 REDUCED BY CREDITS
                  END OF PERIOD       OPERATING EXPENSES        INVESTMENT INCOME TO        PORTFOLIO             ALLOWED BY THE
TOTAL RETURN(2)     (IN 000'S)    TO AVERAGE NET ASSETS(3)(4)     AVERAGE NET ASSETS       TURNOVER RATE            CUSTODIAN(4)
---------------   -------------   ---------------------------  ---------------------       -------------      ----------------------
   (12.23)%         $ 89,600               0.31%(9)                   1.64%(9)                   7%                   0.31%(9)
    (6.25)%           97,401               0.31%                      0.95%                      5%                   0.31%
    (3.73)%           98,431               0.30%                      0.67%                     12%                   0.30%
    47.95%            35,500               0.35%                      0.35%                      7%                   0.43%
    26.19%             4,949               0.35%                      1.42%                     39%                   0.80%
     7.00%               591               0.35%(9)                   0.51%(9)                  11%                  15.54%(9)


   (12.36)%            1,374               0.56%(9)                   1.39%(9)                   7%                   0.56%(9)
     5.86%               319               0.56%(9)                   0.70%(9)                   5%                   0.56%(9)




    (9.75)%         $280,118               0.29%(9)                   2.91%(9)                   9%                   0.29%(9)
    (3.56)%          309,608               0.28%                      1.11%                      7%                   0.28%
    (2.49)%          293,442               0.28%                      1.59%                     13%                   0.28%
    39.36%           155,790               0.35%                      0.85%                     12%                   0.36%
    19.91%            10,072               0.35%                      1.79%                     35%                   0.57%
     4.90%             1,374               0.35%(9)                   1.24%(9)                  42%                   6.67%(9)


    (9.82)%            9,401               0.54%(9)                   2.66%(9)                   9%                   0.54%(9)
     4.42%             1,127               0.53%(9)                   0.86%(9)                   7%                   0.53%(9)




    (6.06)%         $350,987               0.29%(9)                   4.62%(9)                   7%                   0.29%(9)
     0.13%           354,082               0.28%                      1.22%                      8%                   0.28%
     0.49%           305,399               0.29%                      2.76%                     15%                   0.29%
    27.71%           170,527               0.35%                      2.70%                     13%                   0.35%
    17.18%            11,161               0.35%                      2.79%                     33%                   0.54%
     4.70%             2,354               0.35%(9)                   2.34%(9)                  15%                   3.97%(9)


    (6.13)%           17,895               0.54%(9)                   4.37%(9)                   7%                   0.54%(9)
     2.88%             1,452               0.53%(9)                   0.97%(9)                   8%                   0.53%(9)


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                             INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                           --------------------------------------  --------------------------------------------
              NET ASSET                 NET REALIZED                               DISTRIBUTIONS
               VALUE,          NET     AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM     FROM
             BEGINNING OF  INVESTMENT  GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT   NET REALIZED     TOTAL       NET ASSET VALUE,
               PERIOD        INCOME     INVESTMENTS    OPERATIONS     INCOME(1)    CAPITAL GAINS  DISTRIBUTIONS   END OF PERIOD
             ------------  ----------  --------------  ----------  --------------  -------------  -------------  ----------------
CONSERVATIVE BALANCED PORTFOLIO

CLASS 1

06/30/02     $  10.04      $ 0.33(7)     $ (0.59)       $ (0.26)     $  (0.07)      $ (0.01)        $ (0.08)        $   9.70
(unaudited)
12/31/01         9.90        0.13           0.10           0.23         (0.09)           --           (0.09)           10.04
12/31/00         9.90        0.49(7)       (0.00)(12)      0.49         (0.49)        (0.00)(12)      (0.49)            9.90
12/31/99        10.42        0.71(7)       (0.52)          0.19         (0.70)        (0.01)          (0.71)            9.90
12/31/98(10)    10.00        0.56(7)       (0.14)          0.42            --            --              --            10.42
12/31/97(10)    10.00          --             --             --            --            --              --            10.00

CLASS 2

06/30/02        10.04        0.32(7)       (0.59)         (0.27)        (0.07)        (0.01)          (0.08)            9.69
(unaudited)
12/31/01(6)      9.92        0.01           0.11           0.12            --            --              --            10.04

FLEXIBLE INCOME PORTFOLIO

CLASS 1

06/30/02     $  12.23      $ 0.44(7)     $ (0.50)       $ (0.06)     $  (0.08)      $    --         $ (0.08)        $  12.09
(unaudited)
12/31/01        11.90        0.17(7)        0.40           0.57         (0.15)        (0.09)          (0.24)           12.23
12/31/00        11.86        0.58(7)        0.10           0.68         (0.58)        (0.06)          (0.64)           11.90
12/31/99        11.38        0.58(7)        0.41           0.99         (0.50)        (0.01)          (0.51)           11.86
12/31/98        10.23        0.48(7)        0.69           1.17         (0.02)           --           (0.02)           11.38
12/31/97(11)    10.00        0.04           0.19(8)        0.23            --            --              --            10.23

CLASS 2

06/30/02        12.23        0.40(7)       (0.48)         (0.08)        (0.08)           --           (0.08)           12.07
(unaudited)
12/31/01(6)     12.18        0.02(7)        0.03           0.05            --            --              --            12.23


----------------------

(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

(3) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(4) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(5) The Strategic Growth, Conservative Growth, and Balanced Portfolios commenced operations on June 3, 1997.

(6)   All Portfolios commenced selling Class 2 Shares on November 6, 2001.

(7)   Per share numbers have been calculated using the average shares method.

(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.

(9)   Annualized.

(10) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(11)  The Flexible Income Portfolio commenced operations on September 9, 1997.

(12)  Amount represents less than $0.01 per share.


                       See Notes to Financial Statements.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   -----------------------------------------------------------------------------------------------------------
                                                                                                         RATIO OF OPERATING
                                                                                                         EXPENSES TO AVERAGE
                                                                                                        NET ASSETS WITHOUT FEE
                                                                                                          WAIVERS, EXPENSES
                                                                                                        REIMBURSED AND/OR FEES
                    NET ASSETS,             RATIO OF                RATIO OF NET                          REDUCED BY CREDITS
                   END OF PERIOD       OPERATING EXPENSES        INVESTMENT INCOME TO    PORTFOLIO          ALLOWED BY THE
TOTAL RETURN(2)     (IN 000'S)     TO AVERAGE NET ASSETS(3)(4)   AVERAGE NET ASSETS     TURNOVER RATE        CUSTODIAN(4)
---------------    -------------   ---------------------------   --------------------   -------------   ----------------------
    (2.57)%         $   17,471              0.30%(9)                  6.62%(9)               4%                0.42%(9)
     2.40%              14,221              0.41%                     1.36%                  2%                0.53%
     5.03%               8,736              0.37%                     4.99%                 67%                0.44%
     1.88%               7,206              0.35%                     7.07%                 17%                0.59%
     4.23%                 829              0.35%(9)                  7.39%(9)              61%                5.37%(9)
     0.00%                   0              0.35%(9)                  0.00%(9)              99%            7,567.04%(9)


    (2.67)%              1,219              0.55%(9)                  6.37%(9)               4%                0.67%(9)
     1.21%                 205              0.66%(9)                  1.11%(9)               2%                0.78%(9)




    (0.49)%         $  101,309              0.31%(9)                  7.21%(9)               3%                0.31%(9)
     4.84%              90,860              0.33%                     1.43%                  1%                0.33%
     5.79%              40,049              0.31%                     4.84%                 14%                0.31%
     8.58%              25,846              0.35%                     5.09%                  4%                0.41%
    11.75%               1,107              0.35%                     4.90%                 78%                1.51%
     2.30%                 100              0.34%(9)                  7.04%(9)               5%              116.19%(9)


    (0.66)%              3,373              0.56%(9)                  6.96%(9)               3%                0.56%(9)
     0.41%                 182              0.58%(9)                  1.18%(9)               1%                0.58%(9)


                       See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

STRATEGIC GROWTH PORTFOLIO
JUNE 30, 2002 (UNAUDITED)


SHARES                                                        VALUE
------                                                        -----
INVESTMENT COMPANY SECURITIES -- 99.3%

1,083,771     WM VT Equity Income Fund .................  $  13,005,257
1,761,703     WM VT Growth & Income Fund ...............     26,196,524
1,253,138     WM VT Growth Fund ........................     12,782,005
  830,530     WM High Yield Fund .......................      5,880,153
  839,212     WM VT International Growth Fund ..........      8,249,459
  835,369     WM VT Mid Cap Stock Fund .................     10,425,401
  867,514     WM VT Small Cap Stock Fund ...............      5,673,539
  551,219     WM VT West Coast Equity Fund .............      8,174,575
                                                          -------------
              Total Investment Company Securities
                (Cost $118,507,645) ....................     90,386,913
                                                          -------------


PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT -- 0.4%
 (Cost $332,000)
$ 332,000     Agreement with Goldman Sachs Group,
               Inc., 1.810% dated 06/28/2002, to be
               repurchased at $332,050 on 07/01/2002,
               collateralized by $212,961 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $339,490) .................        332,000
                                                          -------------
TOTAL INVESTMENTS (Cost $118,839,645*) .........  99.7%      90,718,913
OTHER ASSETS AND LIABILITIES (Net) .............   0.3          255,622
                                                 -----    -------------
NET ASSETS ..................................... 100.0%   $  90,974,535
                                                 =====    =============

----------------

* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO
JUNE 30, 2002 (UNAUDITED)


SHARES                                                         VALUE
------                                                         -----
INVESTMENT COMPANY SECURITIES -- 99.9%
3,017,363     WM VT Equity Income Fund .................  $  36,208,353
4,523,870     WM VT Growth & Income Fund ...............     67,269,947
3,455,487     WM VT Growth Fund ........................     35,245,971
2,598,435     WM High Yield Fund .......................     18,396,920
3,228,921     WM VT Income Fund ........................     32,708,968
2,044,537     WM VT International Growth Fund ..........     20,097,798
2,032,414     WM VT Mid Cap Stock Fund .................     25,364,531
1,936,518     WM VT Small Cap Stock Fund ...............     12,664,827
1,862,343     WM VT U.S. Government Securities Fund ....     19,666,342
1,453,455     WM VT West Coast Equity Fund .............     21,554,744
                                                          -------------
              Total Investment Company Securities
                (Cost $355,739,174) ....................    289,178,401
                                                          -------------


PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT -- 0.1%
 (Cost $463,000)

$ 463,000     Agreement with Goldman Sachs Group,
               Inc., 1.810% dated 06/28/2002, to be
               repurchased at $463,070 on 07/01/2002,
               collateralized by $296,990 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $473,446) .................        463,000
                                                          -------------
TOTAL INVESTMENTS (Cost $356,202,174*) ........  100.0%     289,641,401
OTHER ASSETS AND LIABILITIES (Net) ............    0.0         (122,188)
                                                 -----    -------------
NET ASSETS ....................................  100.0%   $ 289,519,213
                                                 =====    =============


-------------------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

BALANCED PORTFOLIO
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         VALUE
------                                                         -----
INVESTMENT COMPANY SECURITIES -- 99.8%
2,995,477     WM VT Equity Income Fund .................  $  35,945,718
4,027,631     WM VT Growth & Income Fund ...............     59,890,877
3,096,466     WM VT Growth Fund ........................     31,583,950
3,094,679     WM High Yield Fund .......................     21,910,331
6,666,637     WM VT Income Fund ........................     67,533,031
1,889,516     WM VT International Growth Fund ..........     18,573,945
1,804,009     WM VT Mid Cap Stock Fund .................     22,514,028
7,322,676     WM VT Short Term Income Fund .............     18,746,052
1,660,800     WM VT Small Cap Stock Fund ...............     10,861,632
5,911,036     WM VT U.S. Government Securities Fund ....     62,420,544
1,227,442     WM VT West Coast Equity Fund .............     18,202,967
                                                          -------------
              Total Investment Company Securities
              (Cost $410,010,368) ......................    368,183,075
                                                          -------------


PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT -- 0.1%
 (Cost $384,000)
$ 384,000     Agreement with Goldman Sachs Group,
               Inc., 1.810% dated 06/28/2002, to be
               repurchased at $384,058 on 07/01/2002,
               collateralized by $246,316 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $392,664) .................        384,000
                                                          -------------
TOTAL INVESTMENTS (Cost $410,394,368*) .........   99.9%    368,567,075
OTHER ASSETS AND LIABILITIES (Net) .............    0.1         314,750
                                                  -----   -------------
NET ASSETS .....................................  100.0%  $ 368,881,825
                                                  =====   =============

------------------

* Aggregate cost for federal tax purposes.


CONSERVATIVE BALANCED PORTFOLIO
JUNE 30, 2002 (UNAUDITED)

SHARES                                                         VALUE
------                                                         -----
INVESTMENT COMPANY SECURITIES -- 99.0%
   94,539     WM VT Equity Income Fund..................  $   1,134,470
  131,773     WM VT Growth & Income Fund................      1,959,460
   97,942     WM VT Growth Fund.........................        999,012
  202,179     WM High Yield Fund........................      1,431,431
  533,484     WM VT Income Fund.........................      5,404,189
   55,667     WM VT International Growth Fund...........        547,202
   56,602     WM VT Mid Cap Stock Fund..................        706,387
  589,154     WM VT Short Term Income Fund..............      1,508,235
   39,576     WM VT Small Cap Stock Fund................        258,825
  382,433     WM VT U.S. Government Securities Fund.....      4,038,495
   34,600     WM VT West Coast Equity Fund..............        513,116
                                                          -------------
              Total Investment Company Securities
               (Cost $19,519,487).......................     18,500,822
                                                          -------------


PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT -- 0.8%
 (Cost $158,000)
$ 158,000     Agreement with Goldman Sachs Group,
               Inc., 1.810% dated 06/28/2002, to be
               repurchased at $158,024 on 07/01/2002,
               collateralized by $101,349 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $161,565)..................        158,000
                                                          -------------
TOTAL INVESTMENTS (Cost $19,677,487*)...........   99.8%     18,658,822
OTHER ASSETS AND LIABILITIES (Net)..............    0.2          31,763
                                                  -----   -------------
NET ASSETS......................................  100.0%  $  18,690,585
                                                  =====   =============


-----------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

FLEXIBLE INCOME PORTFOLIO
JUNE 30, 2002 (UNAUDITED)


SHARES                                                                  VALUE
------                                                                  -----
INVESTMENT COMPANY SECURITIES -- 98.9%
  312,486     WM VT Equity Income Fund...........................  $   3,749,837
  521,912     WM VT Growth & Income Fund.........................      7,760,838
  328,831     WM VT Growth Fund..................................      3,354,077
  975,094     WM High Yield Fund.................................      6,903,665
3,318,208     WM VT Income Fund..................................     33,613,447
  259,580     WM VT Mid Cap Stock Fund...........................      3,239,563
5,516,964     WM VT Short Term Income Fund.......................     14,123,428
  130,810     WM VT Small Cap Stock Fund.........................        855,498
2,685,463     WM VT U.S. Government Securities Fund..............     28,358,486
  105,739     WM VT West Coast Equity Fund.......................      1,568,102
                                                                   -------------
              Total Investment Company Securities
               (Cost $105,268,174)...............................    103,526,941
                                                                   -------------


PRINCIPAL
 AMOUNT
---------
REPURCHASE AGREEMENT -- 0.9%
 (Cost $904,000)
$ 904,000     Agreement with Goldman Sachs Group,
               Inc., 1.810% dated 06/28/2002, to be
               repurchased at $904,136 on 07/01/2002,
               collateralized by $579,869 U.S.
               Treasury Bond, 11.250% due 02/15/2015
               (Market Value $924,396)..................                 904,000
                                                                   -------------
TOTAL INVESTMENTS (Cost $106,172,174*)..................    99.8%    104,430,941
OTHER ASSETS AND LIABILITIES (Net)......................     0.2         251,539
                                                           -----   -------------
NET ASSETS..............................................   100.0%  $ 104,682,480
                                                           =====   =============

-----------

* Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1.    ORGANIZATION AND BUSINESS

WM Variable Trust (the "Trust") was organized as a Massachusetts business trust on January 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust consists of 11 funds and 5 portfolios. The following Portfolios are included in this report: Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income (each a "Portfolio" and collectively, the "Portfolios").

The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers two classes of shares:
Class 1 shares and Class 2 shares. These shares are issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance contracts (collectively "Variable Insurance Contracts"), as well as certain qualified retirement plans including affiliated plans of Washington Mutual, Inc. ("Washington Mutual"). At June, 30 2002, The Washington Mutual Retirement Savings and Investment Plan held 6%, 7% and 33% of the outstanding shares in the Strategic Growth, Conservative Balanced and Flexible Income Portfolios, respectively.

Each of the Portfolios invests, within certain percentage ranges, in Class 1 shares of various funds in the WM Group of Funds and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, a publicly-owned financial services company, serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2.    SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class 1 share or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and distributions of any net long-term and short-term capital gains of the Portfolios are declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

It is each Portfolio's policy to meet the diversification requirements of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes.

EXPENSES:

General expenses of the Trust are allocated to all the Portfolios based upon the relative average net assets of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.    INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trust. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.10% of each Portfolio's average daily net assets. The Advisor has voluntarily waived its advisory fees and reimbursed expenses of $8,152 and $1,873, respectively for the Conservative Balanced Portfolio for the six months ended June 30, 2002.

WM Shareholder Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each of the Portfolios. For its administrative services to the Portfolios, the Administrator is entitled to a monthly fee at an annual rate of 0.15% of each Portfolio's average daily net assets.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended June 30, 2002 are shown separately in the Statements of Operations.

4.    TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $24,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairman and Committee Members receive additional compensation for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 38 funds within the WM Group of Funds.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

5.    DISTRIBUTION PLAN

Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to the Class 2 shares of the Portfolios (a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, WM Funds Distributor, (the "Distributor") receives a service fee at an annual rate of 0.25% of the average daily net assets attributable to Class 2 shares. This fee may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The Rule 12b-1 Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.    PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2002, were as follows:


NAME OF PORTFOLIO                     PURCHASES          SALES
-----------------                    -----------      -----------
Strategic Growth Portfolio .......   $13,855,940      $ 6,440,000
Conservative Growth Portfolio ....    44,554,436       28,000,000
Balanced Portfolio ...............    71,427,842       25,000,000
Conservative Balanced Portfolio ..     6,044,274          710,000
Flexible Income Portfolio ........    19,920,577        2,500,000


At June 30, 2002, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value were as follows:


                                      TAX BASIS        TAX BASIS
                                      UNREALIZED       UNREALIZED
NAME OF PORTFOLIO                    APPRECIATION     DEPRECIATION
-----------------                    ------------     ------------
Strategic Growth Portfolio.......... $ 2,251,962      $30,372,694
Conservative Growth Portfolio.......   8,386,740       74,947,513
Balanced Portfolio..................  11,573,869       53,401,162
Conservative Balanced Portfolio.....     395,152        1,413,817
Flexible Income Portfolio...........   2,039,668        3,780,901


7.    ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption. At June 30, 2002, all costs have been fully amortized.

8.    RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

This Semi-Annual Report is published for the general information of the shareholders of the WM Variable Trust.
It is authorized for distribution to
prospective investors only when preceded or accompanied by a current prospectus.
Share prices and investment return will
vary with market conditions, and the
principal value of an investment when
you sell your shares may be more or less than the original cost.

Shares of the WM Variable Trust are not
insured by the FDIC. They are not
deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:

WM Funds Distributor, Inc.
Member NASD









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